Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date	The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):
As of the grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00

Schedule of Nonvested Share Options

A summary of changes in the Company’s nonvested share options for the year are summarized as follows:

	Number of shares	Weighted average grant date per share fair value
Balance at January 1, 2024	-	$-
Granted	302,500	23.72
Vested and exercised	(211,750)	23.49
Forfeited	(25,125)	24.25
Non-vested at December 31, 2024	65,625	$24.25

Balance at January 1, 2025	65,625	$24.25
Vested and exercised	(43,750)	24.94
Forfeited	(12,125)	22.87
Non-vested at December 31, 2025	9,750	$22.87